Aggressive Equity Fund
AGGRESSIVE EQUITY FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have increased overall fees and expenses. Please refer to your account or policy documents for a description of those fees and expenses. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Aggressive Equity Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Aggressive Equity Fund
Advisory Fee	[1]	0.90%
Other Expenses	[1]	0.18%
Total Annual Fund Operating Expenses	[1]	1.08%
Less Fee Waivers and Expense Reimbursements	[1]	(0.05%)
Net Annual Fund Operating Expenses	[1]	1.03%
[1]	"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to reflect a reduction in the advisory fee waiver. Until April 30, 2013, RIMCo has contractually agreed to waive 0.05% of its 0.90% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

Example
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same (taking into account fee waivers/reimbursements in year 1 only). This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Aggressive Equity Fund	105	339	591	1,313

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund invests principally in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. RIMCo may seek to manage risk in the Fund’s investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, or through the use of various instruments, including futures, options, swaps, and short-term investments. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
     An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may not perform as the Fund’s money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund’s portfolio risk and it is possible that its judgments regarding a Fund’s risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and micro capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and micro capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  REITs . REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions . The Fund is used as an investment for certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
     The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.

   The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the index returns that measure broad market performance.

Past performance is no indication of future results.
Calendar Year Total Returns

Highest Quarterly Returns: 22.17%(2Q/03) Lowest Quarterly Return: (28.07%) (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns		1 Year	5 Years	10 Years
Aggressive Equity Fund		(4.20%)	(1.48%)	4.36%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes) Aggressive Equity Fund	[1]	(4.18%)	0.15%	5.62%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes) Aggressive Equity Fund	[1]	(2.51%)	1.24%	6.57%
[1]	Effective May 1, 2012, RIMCo changed the Fund's investment strategy from investing principally in small and medium capitalization securities to investing principally in small capitalization securities. As a result, the Fund's primary benchmark changed from the Russell 2500 Index to the Russell 2000 Index.